LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Loss Per Share Tables
LOSS PER SHARE
	For the Three Months Ended June 30, 2015	For the Three Months Ended June 30, 2014	For the Six Months Ended June 30, 2015	For the Six Months Ended June 30, 2014
Loss available to common shareholders (numerator)	$(455,776)	$22,561	$(240,515,187)	$6,855
Weighted average number of common shares outstanding used in loss per share for the period (denominator)	1,586,592	1,049,519	1,543,972	710,741
LOSS PER COMMON SHARE	$(0.29)	$0.02	$(155.78)	$(0.01)

The following data show the amounts used in computing loss per share for the periods presented:

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Loss available to common shareholders (numerator)	$(20,914,263)	$(64,046)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	1,038,755	368,200
Loss per share	(20.13)	(0.17)